CAPITAL STOCK (Details Textual) - USD ($)		9 Months Ended			12 Months Ended
		Dec. 31, 2014		Dec. 31, 2013	Dec. 31, 2014	Mar. 31, 2014	Mar. 31, 2013	Mar. 31, 2015	Mar. 31, 2012
Class of Stock [Line Items]
Stockholders' Equity Attributable to Parent		$ (50,439)		$ (710,982)	$ (50,439)	$ (774,626)	$ 471,822	$ 5,883,905	$ (183,721)
Stock Issued During Period, Value, New Issues		2,616,062				96,320	1,486,980
Relative Fair Value of Options Issued and Contributed Capital from Shareholders		228,875
Proceeds from Stock Options Exercised		$ 228,875		$ 0		$ 0	0
Stock Issued During Period, Value, Issued for Services							$ 117,192
Director [Member]
Class of Stock [Line Items]
Stock Issued During Period, Shares, Issued for Services		105,555
Common Stock [Member]
Class of Stock [Line Items]
Shares, Outstanding		49,737,096		36,621,885	49,737,096	36,621,885	11,475,000	65,839,500	9,000,000	[1]
Stockholders' Equity Attributable to Parent		$ 49,737		$ 36,622	$ 49,737	$ 36,622	$ 1,569,594	$ 65,840	$ 5	[1]
Stock Issued During Period, Shares, New Issues		10,792,335				166,667	2,525,000
Stock Issued During Period, Value, New Issues		$ 10,792				$ 96,320	$ 1,486,980
Stock Repurchased and Retired During Period, Value	[2]						$ 0
Stock Repurchased and Retired During Period, Shares	[2]						250,000
Relative Fair Value of Options Issued and Contributed Capital from Shareholders	[3]	$ 1,311
Proceeds from Stock Options Exercised					228,875
Stock Issued During Period, Value, Employee Stock Ownership Plan					$ 106,185
Share-based Compensation Arrangement by Share-based Payment Award, Options, Exercises in Period	[3]	1,310,734
Stock Issued During Period, Value, Issued for Services	[4]						$ 117,192
Stock Issued During Period, Shares, Issued for Services	[4]						200,000
Common Stock [Member] | Debt [Member]
Class of Stock [Line Items]
Stock Issued During Period, Shares, New Issues	[5],[6],[7]	321,748
Stock Issued During Period, Value, New Issues	[5],[6],[7]	$ 239,746
Common Stock [Member] | Debt One [Member]
Class of Stock [Line Items]
Stock Issued During Period, Shares, New Issues					105,555
Stock Issued During Period, Value, New Issues					$ 87,638
Common Stock [Member] | Libermann Family Trust [Member]
Class of Stock [Line Items]
Stock Issued During Period, Shares, New Issues					33,333
Stock Issued During Period, Value, New Issues					$ 27,585
Common Stock [Member] | Private Placement [Member]
Class of Stock [Line Items]
Stock Issued During Period, Shares, New Issues	[8]						291,667
Shares Issued, Price Per Share							$ 0.59
Stock Issued During Period, Value, New Issues	[8]						$ 170,815
Proceeds from Issuance of Private Placement							$ 170,815
Common Stock [Member] | Private Placement One [Member]
Class of Stock [Line Items]
Stock Issued During Period, Shares, New Issues	[9]						895,834
Shares Issued, Price Per Share							$ 0.58
Stock Issued During Period, Value, New Issues	[9]						$ 519,420
Proceeds from Issuance of Private Placement							$ 519,420
Common Stock [Member] | Private Placement Two [Member]
Class of Stock [Line Items]
Stock Issued During Period, Shares, New Issues	[10]						437,500
Shares Issued, Price Per Share							$ 0.59
Stock Issued During Period, Value, New Issues	[10]						$ 256,016
Proceeds from Issuance of Private Placement							$ 256,016
Common Stock [Member] | Private Placement Three [Member]
Class of Stock [Line Items]
Stock Issued During Period, Shares, New Issues	[11]						383,333
Shares Issued, Price Per Share							$ 0.61
Stock Issued During Period, Value, New Issues	[11]						$ 232,546
Proceeds from Issuance of Private Placement							$ 232,546
Common Stock [Member] | Private Placement Four [Member]
Class of Stock [Line Items]
Stock Issued During Period, Shares, New Issues	[12]						516,666
Shares Issued, Price Per Share							$ 0.60
Stock Issued During Period, Value, New Issues	[12]						$ 308,183
Proceeds from Issuance of Private Placement							308,183
Due From Issuance Of Private Placement							$ 58,846
Common Stock [Member] | Private Placement Five [Member]
Class of Stock [Line Items]
Stock Issued During Period, Shares, New Issues	[13]					166,667
Shares Issued, Price Per Share						$ 0.58
Stock Issued During Period, Value, New Issues	[13]					$ 96,320
Proceeds from Issuance of Private Placement						$ 96,320
Common Stock [Member] | Private Placement Six [Member]
Class of Stock [Line Items]
Stock Issued During Period, Shares, New Issues		3,430,756	[14]		3,182,978
Shares Issued, Price Per Share		$ 0.82			$ 0.82
Stock Issued During Period, Value, New Issues	[14]	$ 2,616,062
Proceeds from Issuance of Private Placement					$ 2,616,062
Stock Issued During Period Value New Issues To Directors					$ 247,778
Common Stock [Member] | Private Placement Seven [Member]
Class of Stock [Line Items]
Shares Issued, Price Per Share		$ 0.68			$ 0.68
Debt Instrument, Increase, Accrued Interest					$ 124,523
Stock Issued During Period, Shares, Conversion of Units					182,860
Debt Instrument, Interest Rate, Effective Percentage		20.00%			20.00%
Common Stock [Member] | Principal Owner [Member]
Class of Stock [Line Items]
Shares, Outstanding							7,750,000
Stockholders' Equity Attributable to Parent							$ 2
Common Stock [Member] | Director [Member]
Class of Stock [Line Items]
Shares, Outstanding							1,000,000
Common Stock [Member] | Consultant [Member]
Class of Stock [Line Items]
Shares, Outstanding							250,000
Common Stock [Member] | Director and Consultant [Member]
Class of Stock [Line Items]
Stockholders' Equity Attributable to Parent							$ 3

[1]	The opening balance consists of 7,750,000 common shares issued to its two founders for a consideration of $2, 1,000,000 commons shares issued to two directors and 250,000 common shares to a consultant for a total of 1,250,000 common shares for consideration of $3.
[2]	In August, 2012, 125,000 common shares each issued to the two founders on March 24, 2011, for a total of 250,000 common shares were cancelled.
[3]	In June 2014, the Company issued 416,667 common shares for the exercise of stock options. The Company received cash of $228,875 ($250,000 CAD). The value of the options, $106,185, was transferred from contributed surplus to share capital on exercise.
[4]	In May, 2012, 200,000 common shares valued at $117,192 were issued for settlement of accounts payable relating to services performed in the prior year, which is included in general and administrative expenses for the year ended March 31, 2013.
[5]	In June, 2014, the Company issued 182,860 common shares on conversion of the convertible secured promissory note (Note 5). The note plus accrued interest totaled $124,523 ($131,659 CAD) and was converted at a 20% discount to the $0.68 ($0.90 CAD) April 2014 private placement.
[6]	In May 2014, the Company issued 105,555 common shares to a director of the Company in exchange for the settlement of $87,638 ($95,000 CAD) of unsecured debt.
[7]	In May 2014, the Company issued 33,333 common shares to the Libermann Family Trust in exchange for the settlement of $27,585 ($30,000 CAD) of unsecured debt.
[8]	In May, 2012, the Company issued through a private placement, 291,667 common shares at a price of $0.59 (0.60 CAD) per share for aggregate gross proceeds of $170,815.
[9]	In June, 2012, the Company issued through a private placement, 895,834 common shares at a price of $0.58 (0.60 CAD) per share for aggregate gross proceeds of $519,420.
[10]	In September, 2012, the Company issued through a private placement, 437,500 common shares at a price of $0.59 (0.60 CAD) per share for aggregate gross proceeds of $256,016.
[11]	In December, 2012, the Company issued through a private placement, 383,333 common shares at a price of $0.61 (0.60 CAD) per share for aggregate gross proceeds of $232,546.
[12]	In March 2013, the Company issued through a private placement, 516,666 common shares at a price of $0.60 (0.60 CAD) per share for aggregate gross proceeds of $308,183. $58,846 of the proceeds were not received as at March 31, 2013 and accordingly are presented as subscriptions receivable on the balance sheet.
[13]	In June, 2013, the Company issued through a private placement, 166,667 common shares at a price of $0.58 ($0.60 CAD) per share for aggregate gross proceeds of $96,320.
[14]	In April, 2014, the Company completed a private placement issuing 3,182,978 common shares at a price of $0.82 ($0.90 CAD) per share for gross proceeds of $2,616,062 ($2,864,680 CAD). A former director of the Company assisted in securing a significant portion of this financing. As a result the Company issued 247,778 common shares as a finder’s fee to this director. The Company also incurred $11,609 in share issue costs related to the transaction.